11. COMMON STOCK (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant 1
Number of Warrants	693,437	537,037
Weighted Average Remaining Life.	1 year 8 months 19 days
Weighted Average Exercise Price	$ 2.22	$ 1.50
Shares Exercisable	693,437	537,037
Warrant 2
Number of Warrants	445,326	445,326
Weighted Average Remaining Life.	1 year 8 months 5 days
Weighted Average Exercise Price	$ 14.55	$ 14.55
Shares Exercisable	445,326	445,326
Total
Number of Warrants	1,138,763	982,363
Weighted Average Exercise Price	$ 7.02	$ 7.41
Shares Exercisable	1,138,763	982,363
Weighted Average Exercise Price Shares Exercisable	$ 7.02	$ 7.41